ACCRUED COMMISSIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Sales Commission [Member]
Sales commission expenses	$ 0	$ 11,868	$ 13,827	$ 501,483